Leases (Details) - Schedule of Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Operating lease ROU assets		$ 3,309	$ 6,641
Operating lease liabilities-current		3,309	$ 3,242
Total operating lease liabilities		$ 3,309
Weighted average remaining lease term		1 year
Weighted average discount rate		4.80%